Fair Value Measurement - Schedule of significant unobservable inputs used in the fair value measurement (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Equity Securities, FV-NI, Gain (Loss)	¥ (201,771)	$ (31,662)	¥ 537,694	¥ (102,592)
Valuation Technique, Discounted Cash Flow [Member] | Discount Rate [Member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Gain (Loss)	¥ 362,235
Valuation Technique, Discounted Cash Flow [Member] | Weighted average cost of capital [member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Measurement Input	0.175	0.175
Valuation Technique, Discounted Cash Flow [Member] | Weighted average cost of capital [member] | Fair Value, Measurements, Nonrecurring [Member]
Equity Securities, FV-NI, Measurement Input	0.195	0.195
Valuation Technique, Discounted Cash Flow [Member] | Sales Growth Rate [member] | Maximum [Member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Measurement Input	0.164	0.164
Valuation Technique, Discounted Cash Flow [Member] | EBIT Margin [member] | Maximum [Member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Measurement Input	0.162	0.162
Valuation Technique, Discounted Cash Flow [Member] | EBIT Margin [member] | Maximum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Equity Securities, FV-NI, Measurement Input	0.292	0.292
Valuation Technique, Discounted Cash Flow [Member] | EBIT Margin [member] | Minimum [Member] | Fair Value, Measurements, Recurring [Member]
Equity Securities, FV-NI, Measurement Input	0.077	0.077
Valuation Technique, Discounted Cash Flow [Member] | EBIT Margin [member] | Minimum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Equity Securities, FV-NI, Measurement Input	(0.332)	(0.332)
Valuation Technique, Discounted Cash Flow [Member] | CARG [Member] | Fair Value, Measurements, Nonrecurring [Member]
Equity Securities, FV-NI, Measurement Input	0.329	0.329
Valuation Technique Black Scholes Method [Member] | Discount Rate [Member] | Fair Value, Measurements, Nonrecurring [Member]
Equity Securities, FV-NI, Gain (Loss)	¥ 738,292
Valuation Technique Black Scholes Method [Member] | IPO Probability [member] | Maximum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.40	0.40
Valuation Technique Black Scholes Method [Member] | IPO Probability [member] | Minimum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.30	0.30
Valuation Technique Black Scholes Method [Member] | Volatility [member] | Maximum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.54	0.54
Valuation Technique Black Scholes Method [Member] | Volatility [member] | Minimum [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.49	0.49
Valuation, Market Approach [Member] | IPO Probability [member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.25	0.25
Valuation, Market Approach [Member] | Volatility [member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.57	0.57
Valuation, Market Approach [Member] | DLOM [Member] | Fair Value, Measurements, Nonrecurring [Member]
Alternative Investment, Measurement Input	0.10	0.10